[MASSMUTUAL LETTERHEAD APPEARS HERE]

May 2, 2003

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	C.M. Life Insurance Company
C.M. Life Variable Life Separate Account I (Variable Universal Life Segment)
Registration Statement No. 333-49457 to Post-Effective Amendment No. 5

Dear Commissioners:

On behalf of C.M. Life Insurance Company (the “Company”) and C.M. Life Variable Life Separate Account I- Variable Universal Life (the “Separate Account”), I am filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, I certify that the form of prospectus for certain flexible premium variable life insurance policies offered by the Company through the Separate Account otherwise required to be filed under paragraph (b) of Rule 497 would not have differed from the form of prospectus contained in Post-Effective Amendment No. 5 to the Form S-6 Registration Statement for the Separate Account that was filed electronically with the Securities and Exchange Commission on or about April 24, 2003.

Sincerely,

/s/    MICHELE M. ONETO, ESQ.

Michele M. Oneto

Counsel

Massachusetts Mutual Life Insurance Company

MMO/ss